John Hancock Mid Cap Growth Fund Expense Example - Class A C I R6 [Member] - John Hancock Mid Cap Growth Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 613
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	1,929
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	2,127
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,217
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,089